4. Stockholders' Equity	7 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Equity [Abstract]
Stockholders' Equity

Common Stock

As of December 31, 2014 we had 758,065,119 shares of common stock issued and outstanding. Our common stock transactions through the date of this report are as follows:

On May 24, 2014 we issued 48,500,000 shares of common stock to our prior Chairman and Chief Executive Officer in exchange for contributed assets with a total value of $488.

On November 21, 2014, upon completion of our merger, we issued our prior Chairman and Chief Executive Officer 712,121,205 shares of restricted and unregistered common stock. Since we were deemed the accounting acquirer in our reverse merger transaction with a public shell company we determined the substance of the transaction was capital in nature, rather than a business combination. In accounting for the reverse recapitalization we recognized the net issuance of 709,189,386 shares of common stock for the assumption of net liabilities resulting in a net equity deduction of $62,821.

On November 21, 2014 we entered into employment agreements with two of our former officers to grant an aggregate of 120,000,000 shares of common stock for compensation. The grants were to vest in two tranches, the first of which was on January 1, 2015. For the period ended December 31, 2014 we recognized compensation cost associated with these employment agreements of $22,800,000. In January 22, 2015, as part of our Settlement Agreement, we retroactively cancelled these employment agreements and all previously accrued compensation and related burden was forgiven.

In December 2014 we issued a total of 375,733 shares of restricted and unregistered common stock in settlement of convertible notes payable with a principal balance of $110,000 and unamortized discounts of $13,088.

In January 2015 we issued 75,000 shares of restricted and unregistered common stock for consulting services valued at $25,000.

In January 2015 we issued 57,971 shares restricted and unregistered shares of common stock for cash totaling $10,000.

In January 2015 we issued a total of 145,200,000 shares of restricted and unregistered shares of common stock as compensation to our officers, directors, and other consultants valued at $54,054,409.

In January 2015 we issued 5,000,000 shares of restricted and unregistered shares of common stock to a former employee of HDIMAX, Inc. valued at $1,900,000.

In January 2015, in accordance with the terms of our Settlement Agreement with our former Chairman and Chief Executive Officer, we cancelled 712,121,205 shares of unregisters and restricted common stock.

In February 2015 we issued 142,500 shares of restricted and unregistered common stock for accounting and legal services valued at $20,000.

In February 2015 we issued a total of 200,000 shares of restricted and unregistered shares of common stock as compensation directors valued at $38,348.

In February 2015 we issued 3,750,000 shares of restricted and unregistered common stock for consulting services valued at $719,021.

In February 2015 we issued 177,777 restricted and unregistered shares of common stock for cash totaling $32,800.

In February 2015 we issued 7,500,000 shares of restricted and unregistered common stock in settlement of previously accrued related party liabilities totaling $340,163.

Stock Options

In accordance with the terms of our Merger Agreement, the Company exchanged all of the previously outstanding options on a one for one basis. The options are fully vested and all associated compensation expense was recognized in periods prior to that presented. The stock option grant date fair value was estimated using a Black-Scholes pricing model.

As of December 31, 2014 the Company had 568,182 stock options outstanding. During the period presented there were no options granted, exercised, cancelled, or forfeited, correspondingly, no additional compensation expense was recognized for the periods presented. All options outstanding are exercisable and do not have any intrinsic value at December 31, 2014 and are set to expire in October of 2017. At December 31, 2014 the weighted average exercise price of the outstanding options was $6.60 with a weighted average remaining term of 2.83 years.

Warrants

In accordance with the terms of our Merger Agreement, the Company exchanged all of the previously outstanding warrants on a one for one basis. The warrants are fully vested and all associated consideration was recognized in periods prior to that presented. The warrant grant date fair value was estimated using a Black-Scholes pricing model.

As of the December 31, 2014, the Company had outstanding warrants of 871,591. The weighted average exercise price of the outstanding warrants at December 31, 2014 was $0.88 with a weighted average remaining term of 2.83 years as of December 31, 2014. The warrants did not have any intrinsic value as of December 31, 2014 and were fully vested. Of the outstanding warrants, 862,500 are contingently exercisable only in the event that other equity-linked instruments are exercised.

The following provides information for the shares of restricted and unregistered shares of common stock that we issued (or cancelled) from January 1, 2015 through the date of this report:

In January 2015 we issued 75,000 shares of restricted and unregistered common stock for consulting services valued at $25,000.

In January 2015 we issued 57,971 shares restricted and unregistered shares of common stock for cash totaling $10,000.

We issued a Director 250,000 shares of restricted and unregistered shares of common stock for cash proceeds totaling $25,000 in January 2015.

In January 2015 we issued a total of 145,000,000 shares of restricted and unregistered shares of common stock as compensation to our officers, directors, and other consultants valued at $54,016,061.

In January 2015 we issued 5,000,000 shares of restricted and unregistered shares of common stock to a former employee of HDIMAX, Inc. valued at $1,900,000.

In January 2015, in accordance with the terms of our Settlement Agreement with our former Chairman and Chief Executive Officer, we cancelled 712,121,205 shares of unregistered and restricted common stock. We recognized settlement expense, included in the general and administrative expenses in the accompanying condensed statement of operations, totaling $107,901 and reversed the previously recognized accumulated deficit adjustment of $820,022 associated with the Settlement.

In February 2015 we issued 142,500 shares of restricted and unregistered common stock for accounting and legal services valued at $21,179.

In February 2015 we issued a total of 200,000 shares of restricted and unregistered shares of common stock as compensation directors valued at $38,348.

In February 2015 we issued 3,750,000 shares of restricted and unregistered common stock for consulting services valued at $719,021.

In February 2015 we issued 177,777 restricted and unregistered shares of common stock for cash totaling $32,800.

In February 2015 we issued 7,500,000 shares of restricted and unregistered common stock in settlement of previously accrued related party liabilities totaling $340,163.

In March 2015 we issued 100,000 restricted and unregistered shares of common stock for cash totaling $28,050.

In April 2015 we issued 440,000 shares of restricted and unregistered common stock in conjunction with the issuance of notes payable for total consideration of $70,000.

In April 2015 we issued 4,500,000 shares of restricted and unregistered common stock for consulting services valued at $927,054.

In April 2015 we issued a total of 5,000,000 shares of restricted and unregistered shares of common stock as compensation to our officers valued at $1,500,000.

In April 2015 we issued 25,445 shares of restricted and unregistered shares of common stock for cash totaling $5,000.

In May 2015 we issued a total of 3,200,000 shares of restricted and unregistered shares of common stock as compensation to our officers and directors valued at $968,000.

In May 2015 we issued 509,524 shares of restricted and unregistered common stock for consulting services valued at $112,621.

In May 2015 we issued 1,641,929 shares of restricted and unregistered shares of common stock for cash totaling $170,000.

In May 2015 we issued Warrants for the Purchase of 1,500,000 shares of restricted and unregistered shares of common stock as additional incentive for a $150,000 cash investment in the company that was part of the $170,000 in the previous footnote.

In May 2015 we issued 250,000 shares of restricted and unregistered shares of common stock for interest on outstanding notes and payables valued at $45,582.

In June 2015 we issued a total of 150,000 shares of restricted and unregistered shares of common stock as compensation to our officers and directors valued at $49,500.

In June 2015 we issued 250,000 shares of restricted and unregistered common stock for settlement of an obligation valued at $50,000.

In June 2015 we issued 476,915 shares of restricted and unregistered shares of common stock for cash totaling $85,000.

In July 2015 we issued 1,152,564 shares of restricted and unregistered shares of common stock for cash totaling $70,000.

In July 2015 we issued 150,000 shares of restricted and unregistered shares of common stock to a Director for services totaling $7,747.

In August 2015 we issued 50,000 shares of restricted and unregistered common stock for services valued at $3,364.

In September 2015 we issued 225,000 shares of restricted and unregistered common stock for services valued at $10,340.

In September 2015 we issued 31,058 shares of restricted and unregistered shares of common stock for interest on outstanding notes valued at $1,614.

Warrants

During the period ended September 30, 2015 we issued warrants to certain investors as part of the private placements of our restricted and unregistered common stock.

The following table presents a summary of our warrant activity:

	As of September 30, 2015
	Shares	Weighted Average Exercise Price	Weight Average Remaining Term (years)	Aggregate Intrinsic Value
Outstanding December 31, 2014	871,591	$0.88	2.83	$–
Warrants granted	3,000,000	0.22	2.65	–
Warrants exercised	–	–	–	–
Warrants expired, cancelled, forfeited	–	–	–	–

Outstanding and exercisable at September 30, 2015	3,871,591	$0.37	2.69	$–

As of September 30, 2015 and December 31, 2014 all outstanding warrants were fully vested. Of the outstanding warrants, 862,500 are contingently exercisable only in the event that other equity-linked instruments are exercised.

Options

As of September 30, 2015 and December 31, 2014 the Company had 568,182 stock options outstanding. During the periods presented there were no options granted, exercised, cancelled, or forfeited, correspondingly, no additional compensation expense was recognized for the periods presented. All options outstanding are exercisable and do not have any intrinsic value at September 30, 2015 and December 31, 2014 and are set to expire in October of 2017. At September 30, 2015 the weighted average exercise price of the outstanding options was $6.60 with a weighted average remaining term of 2.83 years.